Equity Method Investments (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Balances due from Brand	$ 1,860	$ 85,411
Balances due to Brand	$ 28,311	$ 149,325